Share Based Compensation (Details) - Schedule of restricted shares units to employees and directors outstanding	12 Months Ended
Dec. 31, 2021 shares
Schedule of restricted shares units to employees and directors outstanding [Abstract]
Outstanding at beginning of year
Granted	2,658,188
Vested	655,601
Outstanding at ending of year	2,002,587